Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Oct. 31, 2016
Registrant Name	EATON VANCE MUTUAL FUNDS TRUST
Central Index Key	0000745463
Amendment Flag	false
Document Creation Date	Dec. 29, 2017
Document Effective Date	Dec. 29, 2017
Prospectus Date	May 31, 2017
Eaton Vance Emerging Markets Local Income Fund | Class A
Risk/Return:
Trading Symbol	EEIAX
Eaton Vance Emerging Markets Local Income Fund | Class C
Risk/Return:
Trading Symbol	EEICX
Eaton Vance Emerging Markets Local Income Fund | Class I
Risk/Return:
Trading Symbol	EEIIX
Eaton Vance Global Macro Absolute Return Advantage Fund | Class A
Risk/Return:
Trading Symbol	EGRAX
Eaton Vance Global Macro Absolute Return Advantage Fund | Class C
Risk/Return:
Trading Symbol	EGRCX
Eaton Vance Global Macro Absolute Return Advantage Fund | Class I
Risk/Return:
Trading Symbol	EGRIX
Eaton Vance Global Macro Absolute Return Advantage Fund | Class R
Risk/Return:
Trading Symbol	EGRRX
Eaton Vance Global Macro Absolute Return Advantage Fund | Class R6
Risk/Return:
Trading Symbol	EGRSX